Other Finance Expenses - Components of Other Finance Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Finance Expenses
Bank fees, charges	$ 551	$ 516	$ 342
Guarantee costs	403	621	696
Commitment fees	306	269	273
Total other finance expense	$ 1,260	$ 1,406	$ 1,311